Segmented Information - Schedule of external revenues by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 45,611	$ 32,241
Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,797	29,636
High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,814	2,605
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Canada [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Canada [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Sweden [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Sweden [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Paraguay [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Paraguay [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Iceland [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Iceland [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Switzerland [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Switzerland [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,611	32,241
Bermuda [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,797	29,636
Bermuda [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,814	$ 2,605